Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2014
STERLING CAPITAL LARGE CAP VALUE DIVERSIFIED FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Large Cap Value Diversified Fund (formerly Sterling Capital Select Equity Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth, current income or both, primarily through investment in stocks.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 164.27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	164.27%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Standard & Poor’s 500® Index (“S&P 500® Index”) at the time of purchase. As of January 21, 2014, the smallest company in the S&P 500® Index had a market capitalization of $1.79 billion and the largest company had a market capitalization of $486.18 billion. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs. The Fund also may invest in securities of real estate investment trusts (“REITs”).

		Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create buying opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process that ranks companies in the Fund’s investment universe based on a number of factors, such as valuation, price momentum and earnings revisions, and also takes into account such factors as market capitalization and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of market capitalization, sector exposure or diversification considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — large cap stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the Fund’s realized capital gains that are short-term capital gains.

		For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 17.83% 09/30/09 Worst quarter: –20.26% 12/31/08
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2013
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of September 3, 2013, the primary benchmark for the Fund changed from the S&P 500® Index to the Russell 1000® Value Index (the “New Benchmark”), as the New Benchmark was determined to better represent the Fund’s investment strategies for comparison purposes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
STERLING CAPITAL LARGE CAP VALUE DIVERSIFIED FUND | Institutional Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[1]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[1],[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	516
10 Years	rr_ExpenseExampleYear10	$ 1,157
2004	rr_AnnualReturn2004	12.56%
2005	rr_AnnualReturn2005	7.71%
2006	rr_AnnualReturn2006	21.46%
2007	rr_AnnualReturn2007	(5.97%)
2008	rr_AnnualReturn2008	(37.14%)
2009	rr_AnnualReturn2009	19.35%
2010	rr_AnnualReturn2010	11.69%
2011	rr_AnnualReturn2011	(3.73%)
2012	rr_AnnualReturn2012	14.52%
2013	rr_AnnualReturn2013	27.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.26%)
STERLING CAPITAL LARGE CAP VALUE DIVERSIFIED FUND | Institutional Shares | Return Before Taxes | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.01%
5 Years	rr_AverageAnnualReturnYear05	13.29%
10 Years	rr_AverageAnnualReturnYear10	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 09, 1992
STERLING CAPITAL LARGE CAP VALUE DIVERSIFIED FUND | Institutional Shares | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	26.66%
5 Years	rr_AverageAnnualReturnYear05	13.06%
10 Years	rr_AverageAnnualReturnYear10	4.11%
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 09, 1992
STERLING CAPITAL LARGE CAP VALUE DIVERSIFIED FUND | Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	15.53%
5 Years	rr_AverageAnnualReturnYear05	10.69%
10 Years	rr_AverageAnnualReturnYear10	4.23%
Since Inception	rr_AverageAnnualReturnSinceInception	6.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 09, 1992
STERLING CAPITAL LARGE CAP VALUE DIVERSIFIED FUND | Institutional Shares | Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
1 Year	rr_AverageAnnualReturnYear01	32.53%	[3]
5 Years	rr_AverageAnnualReturnYear05	16.67%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.58%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.26%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1992
STERLING CAPITAL LARGE CAP VALUE DIVERSIFIED FUND | Institutional Shares | S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
Since Inception	rr_AverageAnnualReturnSinceInception	9.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1992

[1]	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.60% for the period from February 1, 2014 through January 31, 2015. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.
[3]	As of September 3, 2013, the primary benchmark for the Fund changed from the S&P 500® Index to the Russell 1000® Value Index (the "New Benchmark"), as the New Benchmark was determined to better represent the Fund's investment strategies for comparison purposes.